Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Balance			$ 802,409
Balance
Accumulated Amortization [Member]
Balance		97,722
Disposals	[1]	(97,722)
Balance			97,722
Carrying Amounts [Member]
Balance			802,409
Disposals				[1]
Balance
Technology [Member] | Accumulated Amortization [Member]
Balance
Disposals	[1]
Balance
Technology [Member] | Carrying Amounts [Member]
Balance			714,000
Disposals				[1]
Balance
Customer Relationships [Member] | Accumulated Amortization [Member]
Balance		97,722
Disposals	[1]	(97,722)
Balance			97,722
Customer Relationships [Member] | Carrying Amounts [Member]
Balance			88,409
Disposals				[1]
Balance
Cost [Member]
Balance		900,131
Impairment		(714,000)
Disposals	[1]	(186,131)
Balance			900,131
Cost [Member] | Technology [Member]
Balance		714,000
Impairment		(714,000)
Disposals	[1]
Balance			714,000
Cost [Member] | Customer Relationships [Member]
Balance		186,131
Impairment
Disposals	[1]	(186,131)
Balance			$ 186,131

[1]	The Company disposed of its customer relationships intangible assets and related amortization on November 8, 2019 with the sale of DenseLight (Note 23).